Interest expense and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense and finance costs
Interest incurred - debt	$ 8,033	$ 6,245	$ 4,405
Interest incurred - finance leases	3,718	11,239	9,767
Amortization of deferred finance fees	1,237	1,461	1,623
Interest rate swaps	(1,580)	(3,408)	407
Interest expense and finance costs	$ 11,408	15,537	16,202
Loss on extinguishment		$ 1,576	$ 569